RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at FVOCI (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	30,055,436	28,472,926
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,403,425	21,663,653
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	25,981,403	5,128,206
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	71,129	258,339
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,403,425	21,663,653
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	25,981,403	5,128,206
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	71,129	258,339
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,306,564	19,577,886
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	24,622,925	3,192,832
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	7,895
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,306,564	19,577,886
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	24,622,925	3,192,832
Sovereign | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	7,895
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	91,016	33,584
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	415,235	429,161
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	91,016	33,584
Other Public Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	415,235	429,161
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets		204,855
Central Banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets		204,855
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	38,230	66,347
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	159,981	367,087
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		214,110
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	38,230	66,347
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	159,981	367,087
Corporate | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		214,110
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	915,762	1,447,702
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	774,550	1,134,852
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	63,234	44,229
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	915,762	1,447,702
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	774,550	1,134,852
Financial Entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	63,234	44,229
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	51,853	333,279
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	8,712	4,274
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	51,853	333,279
Multilaterals | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 8,712	$ 4,274